Investment Risks	May 28, 2026
Potomac Managed Volatility Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Potomac Managed Volatility Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Potomac Managed Volatility Fund | Leveraged ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Potomac Managed Volatility Fund | Inverse ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Potomac Managed Volatility Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Potomac Managed Volatility Fund | Management Risks
Prospectus [Line Items]
Risk [Text Block]

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Potomac Managed Volatility Fund | Quantitative/Trend Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Potomac Managed Volatility Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Potomac Managed Volatility Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Potomac Managed Volatility Fund | Risks of Fixed Income Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Potomac Managed Volatility Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Potomac Managed Volatility Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Potomac Managed Volatility Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Potomac Managed Volatility Fund | Risks of Equity Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Potomac Managed Volatility Fund | Risks of Derivatives
Prospectus [Line Items]
Risk [Text Block]

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Potomac Managed Volatility Fund | Real Estate Investment Trusts
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Potomac Managed Volatility Fund | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Potomac Managed Volatility Fund | Cryptocurrency Risk
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Potomac Managed Volatility Fund | Bitcoin-Related Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Potomac Managed Volatility Fund | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Potomac Managed Volatility Fund | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Potomac Managed Volatility Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Potomac Managed Volatility Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Potomac Tactical Rotation Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Potomac Tactical Rotation Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Potomac Tactical Rotation Fund | Leveraged ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Potomac Tactical Rotation Fund | Inverse ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Potomac Tactical Rotation Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Potomac Tactical Rotation Fund | Management Risks
Prospectus [Line Items]
Risk [Text Block]

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Potomac Tactical Rotation Fund | Quantitative/Trend Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Potomac Tactical Rotation Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Potomac Tactical Rotation Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Potomac Tactical Rotation Fund | Risks of Fixed Income Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Potomac Tactical Rotation Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Potomac Tactical Rotation Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Potomac Tactical Rotation Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Potomac Tactical Rotation Fund | Risks of Equity Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Potomac Tactical Rotation Fund | Risks of Derivatives
Prospectus [Line Items]
Risk [Text Block]

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Potomac Tactical Rotation Fund | Real Estate Investment Trusts
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

Potomac Tactical Rotation Fund | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Potomac Tactical Rotation Fund | Cryptocurrency Risk
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Potomac Tactical Rotation Fund | Bitcoin-Related Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Potomac Tactical Rotation Fund | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Potomac Tactical Rotation Fund | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Potomac Tactical Rotation Fund | Risks of Small and Medium Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Potomac Tactical Rotation Fund | Short Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

Potomac Tactical Rotation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Potomac Tactical Rotation Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Potomac Tactical Opportunities Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Potomac Tactical Opportunities Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Potomac Tactical Opportunities Fund | Leveraged ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Potomac Tactical Opportunities Fund | Inverse ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Potomac Tactical Opportunities Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Potomac Tactical Opportunities Fund | Management Risks
Prospectus [Line Items]
Risk [Text Block]

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Potomac Tactical Opportunities Fund | Quantitative/Trend Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Potomac Tactical Opportunities Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Potomac Tactical Opportunities Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Potomac Tactical Opportunities Fund | Risks of Fixed Income Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Potomac Tactical Opportunities Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Potomac Tactical Opportunities Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Potomac Tactical Opportunities Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Potomac Tactical Opportunities Fund | Risks of Equity Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Potomac Tactical Opportunities Fund | Risks of Derivatives
Prospectus [Line Items]
Risk [Text Block]

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Potomac Tactical Opportunities Fund | Real Estate Investment Trusts
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

Potomac Tactical Opportunities Fund | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Commodity prices may be volatile, so the risks to investors in the Fund is that unexpected and potentially significant decreases in the value of their commodity holdings would affect the value of an investment in the Fund.

Potomac Tactical Opportunities Fund | Cryptocurrency Risk
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs and ETPs that invest directly in Bitcoin and Bitcoin futures. Cryptocurrencies (also referred to as “virtual currencies” or “digital assets”) are digital assets designed to act as a medium of exchange and represent an emerging and highly speculative asset class. The market price of Bitcoin and other cryptocurrencies has been subject to extreme fluctuations and may experience substantial declines over short periods of time. The price of Bitcoin and other cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the Bitcoin network, technological developments, events involving entities that facilitate transactions in Bitcoin, or changes in user preferences in favor of alternative cryptocurrencies.

The market for Bitcoin and related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. The operation of digital asset exchanges and trading venues is largely unregulated, which increases the potential for fraud, security failures, or operational disruptions. Regulatory developments in the United States or abroad, including potential restrictions on the use, exchange, or custody of digital assets, may affect the value, liquidity, or availability of Bitcoin and Bitcoin-related ETFs and ETPs.

Potomac Tactical Opportunities Fund | Bitcoin-Related Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Bitcoin-Related Investment Risk. The Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments expose the Fund to the risks associated with Bitcoin and the Bitcoin futures market. Bitcoin and other digital assets are relatively new and highly speculative asset classes, subject to extreme volatility and unique operational and technological risks. The value of Bitcoin and Bitcoin-related instruments has experienced significant fluctuations, which may result in substantial losses for investors in a short period of time.

The market for Bitcoin and Bitcoin-related instruments may be less liquid, more volatile, and more susceptible to manipulation than traditional securities markets. Market disruptions, trading halts, or disruptions in the infrastructure of digital asset markets may adversely affect the liquidity and value of Bitcoin-related ETFs and ETPs. The price of Bitcoin may be influenced by a variety of factors, including supply and demand dynamics, investor sentiment, government and regulatory actions, technological developments, and the functioning of Bitcoin network protocols.

The regulatory environment for Bitcoin, Bitcoin futures, and digital assets in general is evolving and subject to change. Regulatory developments at the federal, state, or international level may impact the operation of Bitcoin-related ETFs and ETPs or the underlying digital asset markets, potentially affecting their value or liquidity. In addition, the performance of Bitcoin-related ETFs and ETPs may differ from the performance of Bitcoin or Bitcoin futures due to operational inefficiencies, management fees, or market supply and demand conditions.

Potomac Tactical Opportunities Fund | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are

(a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Potomac Tactical Opportunities Fund | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Potomac Tactical Opportunities Fund | Risks of Small and Medium Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Potomac Tactical Opportunities Fund | Short Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

Potomac Tactical Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Potomac Tactical Opportunities Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Potomac Defensive Bull Fund | Risks of Exchange Traded Funds and Mutual Funds
Prospectus [Line Items]
Risk [Text Block]

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Potomac Defensive Bull Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Potomac Defensive Bull Fund | Leveraged ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Potomac Defensive Bull Fund | Inverse ETF Risks
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Potomac Defensive Bull Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Potomac Defensive Bull Fund | Management Risks
Prospectus [Line Items]
Risk [Text Block]

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Potomac Defensive Bull Fund | Quantitative/Trend Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Potomac Defensive Bull Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Potomac Defensive Bull Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Potomac Defensive Bull Fund | Risks of Fixed Income Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Potomac Defensive Bull Fund | High-Yield Securities (“Junk Bond”) Risk
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Potomac Defensive Bull Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Potomac Defensive Bull Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Potomac Defensive Bull Fund | Risks of Equity Securities
Prospectus [Line Items]
Risk [Text Block]

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies,

the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Potomac Defensive Bull Fund | Risks of Derivatives
Prospectus [Line Items]
Risk [Text Block]

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Potomac Defensive Bull Fund | Futures Contract Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price (see “Leveraging Risk”).

Potomac Defensive Bull Fund | Leveraging Risk
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

Potomac Defensive Bull Fund | Risks of Small and Medium Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Potomac Defensive Bull Fund | Short Exposure Risk
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may take short positions in futures contracts. A short position in a futures contract will profit from a decline in the value of the underlying asset or equity index. The Fund may lose significant value quite rapidly in a rising market if the derivative or equity index increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. The risk of loss on a short position is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs.

Potomac Defensive Bull Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Potomac Defensive Bull Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Potomac Tactically Passive Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income tax rates rather than at the lower long-term capital gains tax rates. Some or all of the distributions may be short-term capital gains.

Potomac Tactically Passive Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Potomac Tactically Passive Fund | Management Risks
Prospectus [Line Items]
Risk [Text Block]

Management Risks. The Advisor's implementation of the Fund’s strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade will not produce the desired results. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Potomac Tactically Passive Fund | Quantitative/Trend Model Risk
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Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

Potomac Tactically Passive Fund | Securities Lending Risk
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Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Potomac Tactically Passive Fund | Risks in General
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Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is a risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Potomac Tactically Passive Fund | Risks of Fixed Income Securities
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Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Potomac Tactically Passive Fund | Risks of Equity Securities
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Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Potomac Tactically Passive Fund | Risks of Small and Medium Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]	Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks.
Potomac Tactically Passive Fund | Risks of Exchange Traded Funds
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Risks of Exchange Traded Funds. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the Fund’s investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The other Principal Risks described below may also be associated with any of the underlying ETFs and mutual funds, and, as a result, to the extent that the Fund invests in ETFs and mutual funds, the Fund will be exposed to any risks specifically associated with such underlying ETF or mutual fund.

Potomac Tactically Passive Fund | Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Potomac Tactically Passive Fund | Risk Nondiversified Status [Member]
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Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.